February 8, 2000

            SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION FOR

FUND                                                   DATED
Pioneer II                                             January 28, 2000
Pioneer Mid-Cap Fund                                   January 28, 2000
Pioneer Strategic Income Fund                          January 28, 2000
Pioneer Europe Fund                                    March 1, 1999 (as supplemented June 3, 1999)
Pioneer Indo-Asia Fund                                 March 1, 1999 (as supplemented June 3, 1999)
Pioneer Capital Growth Fund                            March 1, 1999 (as supplemented June 3, 1999)
Pioneer Equity-Income Fund                             March 1, 1999 (as supplemented June 3, 1999)
Pioneer Small Company Fund                             March 1, 1999 (as supplemented June 3, 1999)
Pioneer Limited Maturity Bond Fund                     March 30, 1999 (as revised September 17, 1999)
Pioneer Emerging Markets Fund                          March 30, 1999 (as supplemented June 3, 1999)
Pioneer International Growth Fund                      March 30, 1999 (as supplemented June 3, 1999)
Pioneer Micro-Cap Fund                                 March 30, 1999 (as revised August 27, 1999)
Pioneer Fund                                           May 3, 1999 (as supplemented June 3, 1999)
Pioneer America Income Trust                           May 3, 1999 (as supplemented June 3, 1999 and
                                                                       June 9, 1999)
Pioneer Real Estate Shares                             May 3, 1999 (as supplemented June 3, 1999)
Pioneer Balanced Fund                                  May 3, 1999 (as supplemented June 3, 1999)
Pioneer Tax-Free Income Fund                           May 3, 1999 (as supplemented June 3, 1999)
Pioneer World Equity Fund                              July 29, 1999
Pioneer Growth Shares                                  October 11, 1999
Pioneer Bond Fund                                      October 28, 1999
Pioneer Tax-Managed Fund                               November 18, 1999

The following supplements the corresponding section of the statement of additional information.

SALES CHARGES - CLASS A SHARE SALES CHARGES

PFD will reallow to A.G. Edwards & Sons, Inc. the entire sales charge for all sales of Class A shares of any Pioneer mutual fund to IRA accounts if the order is placed from January 1, 2000 through April 17, 2000. PFD will reallow to Citicorp Investment Services the entire sales charge for all Class A share sales of any Pioneer mutual fund if the order is placed from March 1, 2000 through June 30, 2000.